Financial Instruments at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2021
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2020	June 30, 2021
Financial assets at fair value through profit and loss (FVTPL) - current
Financial assets classified as at FVTPL
Derivative financial assets – pre-redemption right (a)	$137,926	$—

Financial assets at fair value through profit and loss (FVTPL) - current
Financial liabilities at FVTPL
Derivative financial liabilities - conversion right (a)/(b)	$267,000	$—

a.
On October 25, 2019, the Company entered into a loan facility agreement with warrants and was entitled to repay at any time prior to expiry of the term, as detailed in Note 11 (under the heading of “October/November 2019 Loan Facility”).

b.	On September 30, 2019, the Company entered into a convertible loan facility, as detailed in Note 11 (under the heading of “Convertible Loan Facility”).